Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill [Abstract]
Goodwill
8. Goodwill

The impairment in goodwill for the years ended March 31, 2010, 2011 and 2012 were $nil. Details of the goodwill are as follows:

Acquisitions

	March 31,
	2011	2012
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment — metallic division	(317)	(317)
	$392	$392